Note Receivables, Net - Schedule of Note Receivables, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Note Receivables, Net [Abstract]
Loan receivables	$ 816,677	$ 953,795
Less: allowance for current expected credit losses	(816,677)	(200,096)
Total		$ 753,699